Document and Entity Information	0 Months Ended
Dec. 19, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 19, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Dec. 19, 2013
Document Effective Date	Dec. 19, 2013
Prospectus Date	Aug. 28, 2013
Institutional, P, Administrative, D | AllianzGI Focused Growth Fund | Institutional
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Trading Symbol	PGFIX
Institutional, P, Administrative, D | AllianzGI Focused Growth Fund | P
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Trading Symbol	AOGPX
Institutional, P, Administrative, D | AllianzGI Focused Growth Fund | Administrative
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Trading Symbol	PGFAX
Institutional, P, Administrative, D | AllianzGI Focused Growth Fund | D
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Trading Symbol	PGRDX
Institutional, P, Administrative, D | AllianzGI International Managed Volatility Fund | Administrative
Risk/Return:
Trading Symbol	ANCAX
Institutional, P, Administrative, D | AllianzGI International Managed Volatility Fund | D
Risk/Return:
Trading Symbol	PNIDX
Institutional, P, Administrative, D | AllianzGI International Managed Volatility Fund | Institutional
Risk/Return:
Trading Symbol	NAISX
Institutional, P, Administrative, D | AllianzGI International Managed Volatility Fund | P
Risk/Return:
Trading Symbol	ANIPX
Institutional, P, Administrative, D | AllianzGI Large-Cap Growth Fund | Administrative
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Trading Symbol	DLGAX
Institutional, P, Administrative, D | AllianzGI Large-Cap Growth Fund | D
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Trading Symbol	DLCNX
Institutional, P, Administrative, D | AllianzGI Large-Cap Growth Fund | P
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Trading Symbol	ARLPX
Institutional, P, Administrative, D | AllianzGI Large-Cap Growth Fund | Institutional
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Trading Symbol	DRLCX
Institutional, P, Administrative, D | AllianzGI NFJ Mid-Cap Value Fund | Administrative
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Trading Symbol	PRAAX
Institutional, P, Administrative, D | AllianzGI NFJ Mid-Cap Value Fund | D
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Trading Symbol	PREDX
Institutional, P, Administrative, D | AllianzGI NFJ Mid-Cap Value Fund | Institutional
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Trading Symbol	PRNIX
Institutional, P, Administrative, D | AllianzGI Opportunity Fund | Administrative
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Trading Symbol	POADX
Institutional, P, Administrative, D | AllianzGI Opportunity Fund | Institutional
Risk/Return:
Trading Symbol	POFIX
Institutional, P, Administrative, D | AllianzGI Opportunity Fund | P
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Trading Symbol	AOCPX
Institutional, P, Administrative, D | AllianzGI Opportunity Fund | D
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Trading Symbol	APPDX
Institutional, P, Administrative, D | AllianzGI Technology Fund | Administrative
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Trading Symbol	DGTAX
Institutional, P, Administrative, D | AllianzGI Technology Fund | Institutional
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Trading Symbol	DRGTX
Institutional, P, Administrative, D | AllianzGI Technology Fund | P
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Trading Symbol	ARTPX
Institutional, P, Administrative, D | AllianzGI Technology Fund | D
Risk/Return:
Trading Symbol	DGTNX
Institutional, P, D | AllianzGI Global Commodity Equity Fund | Institutional
Risk/Return:
Trading Symbol	RGLIX
Institutional, P, D | AllianzGI Global Commodity Equity Fund | P
Risk/Return:
Trading Symbol	APGPX
Institutional, P, D | AllianzGI Global Commodity Equity Fund | D
Risk/Return:
Trading Symbol	ARMDX
Institutional, P, D | AllianzGI Global Small-Cap Fund | Institutional
Risk/Return:
Trading Symbol	DGSCX
Institutional, P, D | AllianzGI Global Small-Cap Fund | P
Risk/Return:
Trading Symbol	ARSPX
Institutional, P, D | AllianzGI Global Small-Cap Fund | D
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Trading Symbol	DGSNX
Institutional, P, D | AllianzGI Small-Cap Blend Fund | Institutional Class
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Trading Symbol	AZBIX
Institutional, P, D | AllianzGI Small-Cap Blend Fund | Class P
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Trading Symbol	AZBPX
Institutional, P, D | AllianzGI Small-Cap Blend Fund | Class D
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Trading Symbol	AZBDX
Institutional, R6, P, Administrative, D | AllianzGI NFJ Dividend Value Fund | Administrative
Risk/Return:
Trading Symbol	ANDAX
Institutional, R6, P, Administrative, D | AllianzGI NFJ Dividend Value Fund | D
Risk/Return:
Trading Symbol	PEIDX
Institutional, R6, P, Administrative, D | AllianzGI NFJ Dividend Value Fund | Institutional
Risk/Return:
Trading Symbol	NFJEX
Institutional, R6, P, Administrative, D | AllianzGI NFJ Dividend Value Fund | P
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Trading Symbol	ADJPX
Institutional, R6, P, Administrative, D | AllianzGI NFJ International Value Fund | Institutional
Risk/Return:
Trading Symbol	ANJIX
Institutional, R6, P, Administrative, D | AllianzGI NFJ International Value Fund | D
Risk/Return:
Trading Symbol	AFJDX
Institutional, R6, P, Administrative, D | AllianzGI NFJ International Value Fund | Administrative
Risk/Return:
Trading Symbol	AIVAX
Institutional, R6, P, Administrative, D | AllianzGI NFJ International Value Fund | P
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Trading Symbol	AFVPX
Institutional, R6, P, Administrative, D | AllianzGI NFJ Small-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PSVIX
Institutional, R6, P, Administrative, D | AllianzGI NFJ Small-Cap Value Fund | P
Risk/Return:
Trading Symbol	ASVPX
Institutional, R6, P, Administrative, D | AllianzGI NFJ Small-Cap Value Fund | D
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Trading Symbol	PNVDX
Institutional, R6, P, Administrative, D | AllianzGI NFJ Small-Cap Value Fund | Administrative
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Trading Symbol	PVADX
Class D | AllianzGI Wellness Fund | D
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Trading Symbol	DGHCX
A, B, C, R | AllianzGI Focused Growth Fund | A
Risk/Return:
Trading Symbol	PGWAX
A, B, C, R | AllianzGI Focused Growth Fund | B
Risk/Return:
Trading Symbol	PGFBX
A, B, C, R | AllianzGI Focused Growth Fund | C
Risk/Return:
Trading Symbol	PGWCX
A, B, C, R | AllianzGI Focused Growth Fund | R
Risk/Return:
Trading Symbol	PPGRX
A, B, C, R | AllianzGI Large-Cap Growth Fund | A
Risk/Return:
Trading Symbol	RALGX
A, B, C, R | AllianzGI Large-Cap Growth Fund | B
Risk/Return:
Trading Symbol	RBLGX
A, B, C, R | AllianzGI Large-Cap Growth Fund | C
Risk/Return:
Trading Symbol	RCLGX
A, B, C, R | AllianzGI Large-Cap Growth Fund | R
Risk/Return:
Trading Symbol	PLCRX
A, B, C, R | AllianzGI NFJ Dividend Value Fund | A
Risk/Return:
Trading Symbol	PNEAX
A, B, C, R | AllianzGI NFJ Dividend Value Fund | B
Risk/Return:
Trading Symbol	PNEBX
A, B, C, R | AllianzGI NFJ Dividend Value Fund | R
Risk/Return:
Trading Symbol	PNERX
A, B, C, R | AllianzGI NFJ Dividend Value Fund | C
Risk/Return:
Trading Symbol	PNECX
A, B, C, R | AllianzGI NFJ Mid-Cap Value Fund | A
Risk/Return:
Trading Symbol	PQNAX
A, B, C, R | AllianzGI NFJ Mid-Cap Value Fund | B
Risk/Return:
Trading Symbol	PQNBX
A, B, C, R | AllianzGI NFJ Mid-Cap Value Fund | C
Risk/Return:
Trading Symbol	PQNCX
A, B, C, R | AllianzGI NFJ Mid-Cap Value Fund | R
Risk/Return:
Trading Symbol	PRNRX
A, B, C, R | AllianzGI NFJ Small-Cap Value Fund | A
Risk/Return:
Trading Symbol	PCVAX
A, B, C, R | AllianzGI NFJ Small-Cap Value Fund | B
Risk/Return:
Trading Symbol	PCVBX
A, B, C, R | AllianzGI NFJ Small-Cap Value Fund | C
Risk/Return:
Trading Symbol	PCVCX
A, B, C, R | AllianzGI NFJ Small-Cap Value Fund | R
Risk/Return:
Trading Symbol	PNVRX
A, B, C, R | AllianzGI Opportunity Fund | A
Risk/Return:
Trading Symbol	POPAX
A, B, C, R | AllianzGI Opportunity Fund | B
Risk/Return:
Trading Symbol	POOBX
A, B, C, R | AllianzGI Opportunity Fund | C
Risk/Return:
Trading Symbol	POPCX
A, B, C, R | AllianzGI Opportunity Fund | R
Risk/Return:
Trading Symbol	AOORX
A and C | AllianzGI Global Commodity Equity Fund | A
Risk/Return:
Trading Symbol	ARMAX
A and C | AllianzGI Global Commodity Equity Fund | C
Risk/Return:
Trading Symbol	ARMCX
A and C | AllianzGI Small-Cap Blend Fund | Class A
Risk/Return:
Trading Symbol	AZBAX
A and C | AllianzGI Small-Cap Blend Fund | Class C
Risk/Return:
Trading Symbol	AZBCX
A, B, C | AllianzGI Global Small-Cap Fund | A
Risk/Return:
Trading Symbol	RGSAX
A, B, C | AllianzGI Global Small-Cap Fund | B
Risk/Return:
Trading Symbol	RGSBX
A, B, C | AllianzGI Global Small-Cap Fund | C
Risk/Return:
Trading Symbol	RGSCX
A, B, C | AllianzGI Technology Fund | A
Risk/Return:
Trading Symbol	RAGTX
A, B, C | AllianzGI Technology Fund | B
Risk/Return:
Trading Symbol	RBGTX
A, B, C | AllianzGI Technology Fund | C
Risk/Return:
Trading Symbol	RCGTX
A, B, C | AllianzGI Wellness Fund | A
Risk/Return:
Trading Symbol	RAGHX
A, B, C | AllianzGI Wellness Fund | B
Risk/Return:
Trading Symbol	RBGHX
A, B, C | AllianzGI Wellness Fund | C
Risk/Return:
Trading Symbol	RCGHX
A, C, R | AllianzGI International Managed Volatility Fund | A
Risk/Return:
Trading Symbol	PNIAX
A, C, R | AllianzGI International Managed Volatility Fund | C
Risk/Return:
Trading Symbol	PNICX
A, C, R | AllianzGI International Managed Volatility Fund | R
Risk/Return:
Trading Symbol	ANIRX
A, C, R | AllianzGI NFJ International Value Fund | A
Risk/Return:
Trading Symbol	AFJAX
A, C, R | AllianzGI NFJ International Value Fund | C
Risk/Return:
Trading Symbol	AFJCX
A, C, R | AllianzGI NFJ International Value Fund | R
Risk/Return:
Trading Symbol	ANJRX